Debt securities issued	12 Months Ended
Dec. 31, 2022
Debt Instruments Issued [Abstract]
Disclosure of Debt Securities Issued
19. Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value	Maturity date	Annual Nominal Rate (1)	December 31, 2022	December 31, 2021
Class 8 Volkswagen Financial Services	September 30, 2020	5158	March 30, 2023	Tasa UVA (class 8 )	60,000	584,379
				Total Principal	60,000	584,379
				Principal adjustments accrued	131,183	395,381

				Total principal and principal adjustments accrued	191,183	979,760

(1) Definitions:
UVA: It is a unit of measure that is updated daily according to the Reference Stabilization Coefficient (CER), based on the consumer price index.